GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in goodwill
Changes in goodwill during the years ended December 31, 2021 and 2020 are summarized below:

(in thousands)	Total

Balance as of January 1, 2020 and December 31, 2020	$73,849
Write-off (1)	(17,889)

Balance as of December 31, 2021	$55,960
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(1)    During 2021, the Company sold its equity interest in Pointillist (See Note 4 for additional information) which had $17.9 million of goodwill attributed to it. The amount of goodwill attributable to Pointillist was based on the relative fair values of Pointillist and the Company excluding Pointillist. Pointillist was determined to be a business within the Company’s existing reporting unit.
Changes in goodwill during the years ended December 31, 2021 and 2020 are summarized below:

(in thousands)	Servicer and Real Estate	Origination	Corporate and Others	Total

Balance as of January 1, 2020 and December 31, 2020	$30,681	$25,279	$17,889	$73,849
Write-off (1)	—	—	(17,889)	(17,889)

Balance as of December 31, 2021	$30,681	$25,279	$—	$55,960
______________________________________
(1)    During 2021, the Company sold its equity interest in Pointillist (See Note 4 for additional information) which had $17.9 million of goodwill attributed to it. The amount of goodwill attributable to Pointillist was based on the relative fair values of Pointillist and the Company excluding Pointillist. Pointillist was determined to be a business within the Company’s existing reporting unit.

Schedule of intangible assets, net
Intangible assets, net consist of the following as of December 31:

	Weighted average estimated useful life (in years)	Gross carrying amount		Accumulated amortization		Net book value
(in thousands)		2021	2020	2021	2020	2021	2020

Definite lived intangible assets:
Customer related intangible assets	9	$214,307	$214,973	$(194,594)	$(187,923)	$19,713	$27,050
Operating agreement	20	35,000	35,000	(20,854)	(19,126)	14,146	15,874
Trademarks and trade names	16	9,709	9,709	(6,709)	(6,307)	3,000	3,402
Non-compete agreements	—	—	1,230	—	(1,230)	—	—
Other intangible assets	—	—	1,800	—	(1,800)	—	—

Total		$259,016	$262,712	$(222,157)	$(216,386)	$36,859	$46,326